GENERAL INFORMATION - Additional Information (Details)					12 Months Ended
	Sep. 03, 2020 ¥ / shares shares	Sep. 17, 2013 CNY (¥)	Jan. 08, 2010 CNY (¥)	Jun. 30, 2009 HKD ($) $ / shares shares	Dec. 31, 2020 HKD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares		Sep. 02, 2020 shares	May 05, 2020	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares		Dec. 03, 2019	Nov. 20, 2019	Sep. 22, 2017 HKD ($)	Nov. 20, 2009 $ / shares shares	Jun. 30, 2009 CNY (¥)	May 29, 2009 USD ($) $ / shares	Apr. 01, 2008 CNY (¥)	Jan. 17, 2008 HKD ($) $ / shares
Disclosure of GENERAL INFORMATION [Line Items]
Number of shares outstanding | shares	3,100,000				3,674,370	5,678,703	3,674,370	3,674,370		9,200,000		2,435,662	2,435,662
Issued capital						¥ 306,000	$ 91,000,000	¥ 591,000	[1]			$ 58,000,000	¥ 397,000	[2]
Equity, Reverse Stock Split	Company effected a reverse stock split, every three issued and outstanding ordinary shares as of the effective date will automatically be combined into one issued and outstanding share
Minimum
Disclosure of GENERAL INFORMATION [Line Items]
Par value per share | ¥ / shares	¥ 0.008
Maximum
Disclosure of GENERAL INFORMATION [Line Items]
Par value per share | ¥ / shares	¥ 0.024
Vast Elite Limited [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired																	100.00%
Issued capital | $					$ 1												$ 1
Chengdu Future Talented Management and Consulting Co, Ltd
Disclosure of GENERAL INFORMATION [Line Items]
Issued capital								30,000,000
Antelope Enterprise (HK) Holdings Limited
Disclosure of GENERAL INFORMATION [Line Items]
Issued capital | $					$ 10,000
Antelope Holdings (Chengdu) Co., Ltd
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired											100.00%
Issued capital | $							$ 10,000,000
Fujian Province Jinjiang City Anhai Junbing Hengda Construction Material Factory [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Proportion of ownership interests held by non-controlling interests					15.00%
Chi Wah Trading Import and Export Company [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Proportion of ownership interest in subsidiary					85.00%
Mr. Wong Kung Tok [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Amounts payable, related party transactions				$ 67,900,000				¥ 40,200,000											¥ 58,900,000
Stock issued during period, shares to related parties | shares				9,999
Par value per share | $ / shares				$ 1.00																		$ 1
Issued capital | $																						$ 1.00
Jinjiang Hengda Ceramics Co., Ltd [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired		100.00%
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		¥ 0
Chengdu Future Talented Management and Consulting Co, Ltd
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired																100.00%
Antelope Enterprise (HK) Holdings Limited
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired															100.00%
Success Winner Limited [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Business combination, consideration, exchange price of share | $ / shares																		$ 10.00
Business combination, consideration, number of outstanding shares acquired | shares																		5,743,320
Number of shares outstanding | shares																		8,950,171
Issued capital | $																				$ 1
Success Winner Limited [Member] | Mr. Wong Kung Tok [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Par value per share | $ / shares																				$ 1
Anhai Hengda [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Percentage of voting equity interests acquired																					100.00%
Anhai Hengda and Chi Wah [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Consideration transferred, acquisition-date fair value																					¥ 58,980,000
Jiangxi Hengdali Ceramic Materials Co., Ltd [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Loans			¥ 60,000,000
Consideration paid (received)			¥ 185,500,000
Losses on disposals of investments						¥ 736,000

[1]	(2) Equivalent to US$91,000* reflect 3:1 reverse stock split
[2]	(1) Equivalent to US$58,000